Schedule H, Line 4i (Details Textual) - EBP 34-0214400 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	FARMERS NATIONAL BANK 401(k) RETIREMENT SAVINGS PLAN
Entity Tax Identification Number	34-0214400
EBP, Plan Number	002